Employee Benefits - Schedule of Change in the Respective Assumptions (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	$ (18,862)
Increase decrease in defined benefit obligation	21,856
Pension increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	16,501
Increase decrease in defined benefit obligation	(14,348)
Mortality table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	(1,317)
Increase decrease in defined benefit obligation	(13,317)
Healthcare cost table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	(2,252)
Increase decrease in defined benefit obligation	$ (8,887)